Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Taxes
Income Taxes

Note 11 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account, less any franchise taxes. The Company’s formation and operating costs are generally considered start-up costs and are not currently deductible.

The income tax provision (benefit) for the year ended December 31, 2020 consists of the following:

	December 31, 2020	December 31, 2019
Current
Federal	$11,434	$—
State	—	—
Deferred
Federal	(101,676)	(483)
State	—	—
Valuation allowance	101,676	483
Income tax provision	11,434	—

The provision for income taxes was deemed to be de minimis for the period from November 1, 2019 (inception) through December 31, 2019.

The Company’s net deferred tax assets are as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Start-up/Organization costs	$101,676	$315
Net operating loss carryforwards	—	168
Total deferred tax assets	101,676	483
Valuation allowance	(101,676)	(483)
Deferred tax asset, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020 and for the period from November 1, 2019 (inception) to December 31, 2019, the valuation allowance was $101,676 and $483, respectively.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax	$(1,748,979)	$(483)
Change in fair value of derivative warrant liabilities	(1,450,150)	—
Financing costs - derivative warrant liabilities	(2,503)	—
Change in valuation allowance	3,213,066	483
Income tax expense	$11,434	$—

There were no unrecognized tax benefits as of December 31, 2020, and 2019. No amounts were accrued for the payment of interest and penalties as of December 31, 2020, and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

TOI Parent Inc.
Income Taxes
Income Taxes

Note 12.  Income Taxes

The Company recorded income tax expense of $798,504 for the three months ended September 30, 2021, as compared to income tax benefit of $23,190 for the three months ended September 30, 2020. The increase of $821,694 in income tax expense is primarily related to the corresponding increase in our profitable entity’s, TOI Parent’s, pre-tax book income combined with an increase in our annual effective tax rate. Our effective tax rate decreased to (36.6)% for the three months ended September 30, 2021, from 3.3% for the three months ended September 30, 2020, primarily due to increase in the valuation allowance, partially offset by the tax effect of gain on PPP loan forgiveness, which is not taxable for federal income tax purposes.

The Company recorded income tax expense of $1,796,123 for the nine months ended September 30, 2021, as compared to income tax benefit of $298,102 for the nine months ended September 30, 2020. The increase of $2,094,225 in income tax expense is primarily related to the corresponding increase in our profitable entity’s, TOI Parent’s, pre-tax book income combined with an increase in our effective tax rate. Our effective tax rate increased to 175.2% for the nine months ended September 30, 2021, from 3.3% for the nine months ended September 30, 2020, primarily due to increase in the valuation allowance, partially offset by the tax effect of gain on PPP loan forgiveness, which is not taxable for federal income tax purposes.

Our effective tax rate for the three and nine months ended September 30, 2021, was different than the U.S. federal statutory tax rate of 21.0% primarily due to increase in the valuation allowance, partially offset by the tax effect of gain on PPP loan forgiveness, which is not taxable for federal income tax purposes.

Note 12. Income Taxes

The components of the provision (benefit) for income taxes consists of:

	Current	Deferred	Total
Year ended December 31, 2020:
U.S. federal	$822,490	$(919,164)	$(96,674)
State and local	28,183	(424,332)	(396,149)
	$850,673	$(1,343,496)	$(492,823)

	Current	Deferred	Total
Year ended December 31, 2019:
U.S. federal	$355,245	$697,261	$1,052,506
State and local	203,261	127,501	330,762
	$558,506	$824,762	$1,383,268

	Current	Deferred	Total
Period from September 20, 2018 through December 31, 2018:
U.S. federal	$—	$552,044	$552,044
State and local	91,039	179,057	270,096
	$91,039	$731,101	$822,140

	Current	Deferred	Total
Period from January 1, 2018 through September 19, 2018:
U.S. federal	$—	$—	$—
State and local	132,942	(42,337)	90,605
	$132,942	$(42,337)	$90,605

The Company’s income tax expense differs from the amount that would have resulted from applying the federal statutory rate of 21% to pretax income from operations because of the effect of the following items:

			Period from	Period from
			September 20,	January 1,
			2018	2018
	Year Ended	Year Ended	through	through
	December 31,	December 31,	December 31,	September 19,
	2020	2019	2018	2018
Income tax at federal statutory rate	$(3,110,753)	$(554,131)	$(246,014)	$1,266,764
Income not subject to corporate level tax	—	—	(30,292)	(1,266,764)
State tax, net federal benefit	(982,329)	(69,370)	238,489	90,605
Fines and Penalties	—	—	—	—
Transaction costs	—	—	668,779	—
Adjustment to deferred taxes	—	138,648	—	—
Change in tax status	—	—	187,779	—
Income Tax Payable:
Change in valuation allowance	3,596,998	1,854,006	—	—
Other	3,261	14,115	3,399	—
Income tax (benefit) expense	$(492,823)	$1,383,268	$822,140	$90,605

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2020 and 2019 are presented below.

	December 31,	December 31,
	2020	2019
Deferred tax assets:
Deferred rent	$107,988	$57,780
Accrued Expenses	769,754	351,220
Net operating loss carryforwards	2,528,555	150,367
Management Fees (the Practice)	1,827,864	1,814,880
Impaired assets	2,086,611	—
Deferred revenue	182,467	58,348
Stock Based Compensation	68,505	26,120
Total gross deferred tax assets	7,571,744	2,458,715
Valuation allowance	(5,451,003)	(1,854,005)
Net deferred tax assets	2,120,741	604,710
Deferred tax liabilities:
Plant and equipment, principally due to differences in depreciation and capitalized interest	(1,905,646)	(1,746,345)
Management Fees (TOI Parent)	(1,827,864)	(1,814,881)
Total gross deferred liabilities	(3,733,510)	(3,561,226)
Net deferred tax liabilities	$(1,612,769)	$(2,956,516)

The valuation allowance for deferred tax assets as of December 31, 2020, and December 31, 2019, was $(5,451,003) and $(1,854,005), respectively. The net change in the total valuation allowance was an increase of $3,596,998 in 2020 and an increase of $1,854,005 in 2019.

The valuation allowance at December 31, 2020, was primarily related to net operating loss carryforwards of the Practice that, in the judgment of management, are not more likely than not to be realized. TOI Parent and the Practice file separate federal and state tax returns. Accordingly, net operating losses of the Practice cannot offset taxable income of TOI Parent. Deferred tax assets and deferred tax liabilities have been separately determined for TOI Parent and the Practice, as has the valuation allowance assessment for each. The table above reflects the combined deferred tax assets, deferred tax liabilities, and valuation allowance for both TOI Parent and the Practice. Of the $(5,451,003) total valuation allowance, $(4,801,222) is attributable to the Practice and $(649,781) is attributable to TOI Parent. The net deferred tax liabilities of $(1,612,769) is primarily attributable to TOI Parent, which is net of a $(649,781) valuation allowance. The Practice has total gross deferred tax assets of $4,922,056, most of which is reduced by a valuation allowance.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the effect of available carry back and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2020. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

At December 31, 2020, the Company has net operating loss carryforwards for Federal income tax purposes of $7,637,918, all attributable to the Practice, which are available to offset future Federal taxable income of the Practice indefinitely. The Company has net operating loss carryforwards for state income tax purposes of $8,424,443, most of which is attributable to the Practice, which will begin to expire after 2041.

Pursuant to Internal Revenue Code Section 382, annual use of the Company’s net operating loss (“NOL”) carryforwards may be limited in the event a cumulative change in ownership of more than 50% occurs within a three-year period. The Company has not completed a Section 382 analysis, however, it is not aware of any transactions that would result in an ownership change under Section 382. Further, the Company’s direct shareholders have remained constant since its inception in 2018.

A summary of the changes in the amount of unrecognized tax benefits (excluding interest and penalties) for 2020 and 2019 is as follows:

	December 31,	December 31,
	2020	2019
Beginning balance of unrecognized tax benefits	$1,902,659	$—
Additions based on tax positions related to the current year	—	1,902,659
Additions based on tax positions of prior years	—	—
Reductions due to lapse of applicable statute of limitation	—	—
Settlements	—	—
Ending balance of unrecognized tax benefits	$1,902,659	$1,902,659

The Company anticipates reversal of the above amount within the next 12 months upon amendment of the Company’s 2019 federal and state income tax returns. The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense. Due to the Company’s NOL position, no interest or penalties have been recognized with respect to unrecognized tax benefits, as such amounts are considered immaterial.

The Company is subject to taxation in the U.S., California, and Arizona. As of December 31, 2020, the statute of limitations remains open for tax year 2018, 2019, and 2020.

The Company has accounted for the changes in net operating loss carryovers as a result of the CARES Act. Other provisions of the CARES Act did not have a material impact on the Company’s financial statements as of December 31, 2020.